MINERAL PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
MINERAL PROPERTY, PLANT AND EQUIPMENT	MINERAL PROPERTY, PLANT AND EQUIPMENT

	Land, building, plant & equipment (2)	Operating mine mineral interests	Development projects and Exploration & evaluation	Total
Cost
As at January 1, 2025	$364,922	$178,199	$437,155	$980,276
Additions	26,119	—	436,696	462,815
Transfers	54,568	20,559	(75,127)	—
Environmental obligations, change of estimate	37,511	—	16,402	53,913
At December 31, 2025	$483,120	$198,758	$815,126	$1,497,004

Accumulated depreciation and amortization and impairment
At January 1, 2025	$(137,439)	$(47,192)	$—	$(184,631)
DDA	(53,102)	(18,641)	—	(71,743)
At December 31, 2025	(190,541)	(65,833)	—	(256,374)
Carrying amount, December 31, 2025 (1)	$292,579	$132,925	$815,126	$1,240,630

Amounts included above as at December 31, 2025
Exploration and evaluation assets	$—	$—	$6,278	$6,278
Assets under construction	$—	$—	$808,849	$808,849
(1) Includes $36.6 million in borrowing costs capitalized as of December 31, 2025, allocated mainly to Kurmuk project, and an immaterial balance to the Sadiola expansion project.
(2) Inclusive of right-of-use assets with a carrying value of $18.0 million as at December 31, 2025, and a depreciation expense of $11.1 million.

	Land, building, plant & equipment (1)	Operating mine mineral interests	Development projects and Exploration & evaluation	Total
Cost
As at January 1, 2024	$288,932	$174,262	$273,015	$736,209
Additions	61,980	2,000	163,553	227,533
Transfers	—	1,937	(1,937)	—
Environmental obligations, change of estimate	14,010	—	2,524	16,534
At December 31, 2024	$364,922	$178,199	$437,155	$980,276

Accumulated depreciation and amortization and impairment
At January 1, 2024	$(100,879)	$(34,770)	$—	$(135,649)
DDA	(36,560)	(12,422)	—	(48,982)
At December 31, 2024	(137,439)	(47,192)	—	(184,631)
Carrying amount, December 31, 2024	$227,483	$131,007	$437,155	$795,645

Amounts included above as at December 31, 2024
Exploration and evaluation assets	$—	$—	$12,754	12,754
Assets under construction	$—	$—	$424,402	$424,402
(1) Inclusive of right-of-use assets with a carrying value of $27.1 million for the year ended December 31, 2024, and a depreciation expense of $5.6 million.

Operating mine mineral interests represents the fair value of acquired mines and is amortized on a unit of production basis.
The costs of exploration and evaluation assets are not subject to amortization until production has commenced.